SCHEDULE OF UNAUDITED PROFORMA INFORMATION (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Mother Earth Storehouse and Greens Natural Foods [Member]
Business Acquisition [Line Items]
Sales			$ 54,846,023	$ 60,773,310
Net loss			$ (790,119)	$ 1,803,584
Greens Natural Foods [Member]
Business Acquisition [Line Items]
Sales	$ 13,207,282	$ 39,984,097
Net loss	$ (1,294,861)	$ (2,678,379)